Share-based compensation (Tables)	6 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Activities of the Restricted Shares
	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date ($US)
Unvested as of July 1, 2024
Granted	-	-
Vested	-	-
Unvested as of June 30, 2025	-	-
Granted	40,000	12.875
Vested	(40,000)	12.875
Unvested as of December 31, 2025	-	-

Schedule of Allocation of Total Share Based Compensation Expenses
	For the six months ended December 31,
	2025	2024
	US$	US$
General and administrative expenses	42,740	-
Total	42,740	-